Commitments and Contingencies - Additional Information (Detail)		12 Months Ended
	Aug. 16, 2014 USD ($)	Dec. 31, 2014 USD ($) Program	Dec. 31, 2013 USD ($)
Commitments Contingencies And Litigation [Line Items]
Contingent rent		$ 22,400,000
Average leasing period		7 years
Senior notes outstanding amount		$ 9,935,400,000	$ 2,908,100,000
Maximum guarantee liability		3,300,000
Fair value of guarantee obligation		5,100,000
Payments made for guarantee		$ 0
Number of programs | Program		5
Payment to settle lawsuit	$ 8,500,000
Estimated liability		$ 13,300,000
Accrued liabilities		12,800,000	$ 19,200,000
Franchisees [Member]
Commitments Contingencies And Litigation [Line Items]
Senior notes outstanding amount		123,900,000
Additional borrowing capacity		198,300,000
Maximum guarantee liability		$ 32,200,000
Maximum term of guarantee liability		P10Y
Other commitments arising out of normal business operations		$ 1,200,000
Standby Letters of Credit [Member]
Commitments Contingencies And Litigation [Line Items]
Amount withdrawn from standby letter of credit		27,100,000
Revolving Credit Facility [Member]
Commitments Contingencies And Litigation [Line Items]
Amount withdrawn from standby letter of credit		4,600,000
Tim Hortons [Member]
Commitments Contingencies And Litigation [Line Items]
Fair value of guarantee obligation		200,000
Maximum [Member]
Commitments Contingencies And Litigation [Line Items]
Insurance program deductibles		5,000,000
Telecommunication Services [Member] | Bkc [Member]
Commitments Contingencies And Litigation [Line Items]
Litigation settlement, Gross		$ 24,400,000
Vendor Relationship [Member]
Commitments Contingencies And Litigation [Line Items]
Purchase commitment		17 years
Contractual obligation related with telecommunication		5 years
Purchase of advertising		$ 145,700,000